Financial Instruments - Fair values and financial risk management - Disclosure of Amounts Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosure [Abstract]
Unrealised Currency Gain/(Loss)	$ (11)	$ 58
Realised Currency Gain/(Loss)	(479)	(56)
Amounts recognised in profit or loss	$ (490)	$ 2